REAL ESTATE PROPERTIES FOR LEASE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Real Estate [Abstract]
REAL ESTATE PROPERTY FOR LEASE

Real estate properties for lease, net consisted of the followings:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Plant	$2,294,868	$1,157,052
Land use right	293,199	147,828
Less: accumulated depreciation and amortization	(349,490)	(205,004)
Total real estate property for lease, net	$2,238,577	$1,099,876

Real estate properties for lease, net consisted of the followings:

	As of December 31,
	2022	2023
Plant	$2,616,767	$2,294,868
Land use right	346,081	293,199
Less: accumulated depreciation and amortization	(278,784)	(349,490)
Total real estate property for lease, net	$2,684,064	$2,238,577

SCHEDULE OF MINIMUM FUTURE REAL ESTATE LEASE INCOME

As of June 30, 2024, minimum future real estate lease income on non-cancelable leases subsequent to June 30, 2024, in the aggregate and foreach of the five succeeding fiscal years and thereafter, are as follows:

For the fiscal years ending December 31,	Amount
Remainder of 2024	$48,767
2025	4,673
thereafter	9,345
Total	$62,785

As of December 31, 2023, minimum future real estate lease income on non-cancelable leases subsequent to December 31, 2023, in the aggregate and foreach of the five succeeding fiscal years and thereafter, are as follows:

For the fiscal years ended December 31,	Amount
2024	45,190
thereafter	-
Total	$45,190